Condensed Consolidated Statement of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2018	$ 1	$ 1,026	$ 13,357,920	$ (13,399,290)	$ (170,540)	$ (210,883)
Balance, shares at Dec. 31, 2018	872,766	10,261,419
Unrealized gain on marketable securities					4,823	4,823
Foreign currency translation gain/loss					(7,669)	(7,669)
Stock compensation - stock options			451,141			451,141
Net loss				(599,232)		(599,232)
Balance at Mar. 31, 2019	$ 1	$ 1,026	13,809,061	(13,998,522)	(173,386)	(361,820)
Balance, shares at Mar. 31, 2019	872,766	10,261,419
Balance at Dec. 31, 2018	$ 1	$ 1,026	13,357,920	(13,399,290)	(170,540)	(210,883)
Balance, shares at Dec. 31, 2018	872,766	10,261,419
Issuance of options for settlement of accrued payroll
Debt discount from warrants issued to placement agents- offering cost
Net loss						(1,001,045)
Balance at Sep. 30, 2019	$ 1	$ 1,026	14,208,687	(14,400,335)	(173,115)	(363,736)
Balance, shares at Sep. 30, 2019	872,766	10,261,419
Balance at Mar. 31, 2019	$ 1	$ 1,026	13,809,061	(13,998,522)	(173,386)	(361,820)
Balance, shares at Mar. 31, 2019	872,766	10,261,419
Foreign currency translation gain/loss					291	291
Stock compensation - stock options			260,560			260,560
Net loss				(278,506)		(278,506)
Balance at Jun. 30, 2019	$ 1	$ 1,026	14,069,621	(14,277,028)	(173,095)	(379,475)
Balance, shares at Jun. 30, 2019	872,766	10,261,419
Foreign currency translation gain/loss					(20)	(20)
Stock compensation - stock options			139,066			139,066
Net loss				(123,307)		(123,307)
Balance at Sep. 30, 2019	$ 1	$ 1,026	14,208,687	(14,400,335)	(173,115)	(363,736)
Balance, shares at Sep. 30, 2019	872,766	10,261,419
Balance at Dec. 31, 2019	$ 1	$ 1,026	14,687,172	(15,150,201)	(172,364)	(634,366)
Balance, shares at Dec. 31, 2019	872,766	10,261,419
Foreign currency translation gain/loss					(2,419)	(2,419)
Stock compensation - stock options			360,436			360,436
Debt discount from beneficial conversion feature			89,204			89,204
Issuance of options for settlement of accrued payroll			93,950			93,950
Modification of warrants			5,861			5,861
Net loss				(498,589)		(498,589)
Balance at Mar. 31, 2020	$ 1	$ 1,026	15,236,623	(15,648,790)	(174,783)	(585,923)
Balance, shares at Mar. 31, 2020	872,766	10,261,419
Balance at Dec. 31, 2019	$ 1	$ 1,026	14,687,172	(15,150,201)	(172,364)	(634,366)
Balance, shares at Dec. 31, 2019	872,766	10,261,419
Issuance of options for settlement of accrued payroll						93,950
Debt discount from warrants issued to placement agents- offering cost						192,162
Net loss						(2,025,083)
Balance at Sep. 30, 2020	$ 1	$ 1,036	16,326,490	17,175,284	(172,963)	(1,020,720)
Balance, shares at Sep. 30, 2020	872,766	10,360,480
Balance at Mar. 31, 2020	$ 1	$ 1,026	15,236,623	(15,648,790)	(174,783)	(585,923)
Balance, shares at Mar. 31, 2020	872,766	10,261,419
Foreign currency translation gain/loss					1,084	1,084
Stock compensation - stock options			304,148			304,148
Debt discount from beneficial conversion feature			15,000			15,000
Debt discount from warrants issued to placement agents- offering cost			86,968			86,968
Net loss				(480,386)		(480,386)
Balance at Jun. 30, 2020	$ 1	$ 1,026	15,642,739	(16,129,176)	(173,699)	(659,109)
Balance, shares at Jun. 30, 2020	872,766	10,261,419
Foreign currency translation gain/loss					736	736
Stock compensation - stock options			458,567			458,567
Stock issued for services		$ 10	119,990			120,000
Stock issued for services, shares		99,061
Debt discount from warrants issued to placement agents- offering cost			105,194			105,194
Net loss				(1,046,108)		(1,046,108)
Balance at Sep. 30, 2020	$ 1	$ 1,036	$ 16,326,490	$ 17,175,284	$ (172,963)	$ (1,020,720)
Balance, shares at Sep. 30, 2020	872,766	10,360,480